Tax regulations	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Tax regulations
Note 33. Tax regulations
A-
Argentina
On December 23, 2019, Law No. 27.541 on “Social Solidarity and Production Reactivation in the Context of a Public Emergency”, and its Administrative Order No. 58/2019, was published in the Official Bulletin. The reforms introduced are aimed at reactivating the economic, financial, fiscal, administrative, social security, tariff, energy, health and social areas, and empower the Argentine Executive to carry out the formalities and efforts needed to recover and ensure the sustainability of sovereign debt of the Argentine Republic.
The main measures contained in the law and administrative order are:
33.1 Income tax
Law No. 27,430 established as follows: (i) the income tax rate for Argentine companies would be reduced gradually for undistributed earnings from 35% to 30% for years beginning January 1 through December 31, 2019, and up to 25% for the year beginning January 1, 2020; and (ii) tax on dividends or profit distributed to beneficiaries residing abroad is distributed based on the following considerations: (a) dividends from profit accrued during the years beginning January 1, 2018 through December 31, 2019, will be subject to a 7% withholding; and (b) dividends from profit accrued during the years beginning January l, 2020, will be subject to a 13% withholding.
In December 2019, Law No. 27,541 on Social Solidarity and Production Reactivation in the Context of a Public Emergency, enacted through Presidential Decree No. 58/2019, suspended the second decrease in rates and maintained the original 30% and 7% rates for income tax and tax on dividends, respectively, until the tax years beginning on or after January 1, 2021.
Moreover, Law No. 27.468 established that a third of the positive or negative adjustment for inflation applicable to the 3 (three) first fiscal years beginning January 1, 2019, be distributed to the year in which the adjustment was determined and the remaining two thirds to the two subsequent tax periods. Law No. 27,541, amended this distribution and established that a sixth of the positive or negative adjustment for the first- and second-year beginning January 1, 2019, be charged to the year in which the adjustment is determined and the remainder five sixths, in equal parts, to the five subsequent tax periods, whereas for years beginning January 1, 2021,
100
% of the adjustment may be deducted/levied in the year in which it is determined.
On June 16, 2021, the Argentine government issued Law No. 27,630, which introduces changes in corporate income tax rate effective for fiscal years beginning January 1, 2021. It establishes the application of gradual rates according to the level of net accumulated taxable profit. Based on Management estimates, the rate applicable to the Company stands at 35%.
General Resolution No. 5,248/2022
On August 16, 2022, the Federal Public Revenue Agency (“AFIP”) in Argentina issued General Resolution No. 5,248/2022 whereby it established one-time
payment towards income tax.
For taxpayers whose tax assessed as of December 31, 2021, was equal to or higher than ARS 100,000,000 and which calculation base for the advance payments for the following tax period exceeded 0 (zero), the one-time
payment towards income tax will amount to 25% of such calculation base. Such amount was paid in 3 (three) equal and consecutive installments equivalents to 8,300 and computed as payment towards income tax for the year ended as of December 31, 2022.
Law No. 27,701
Law No. 27,701, published in the Official Bulletin on December 1, 2022, set forth the option to defer the tax adjustment for inflation for the first two fiscal years beginning as from January 1, 2022. Thus, a third of such positive adjustment may be distributed to the fiscal year in which the adjustment is assessed and the remaining two thirds, in equal parts, to the two subsequent fiscal years.

This alternative applies to the companies promoting investments in property, plant and equipment for an amount equal to or higher than ARS 30,000,000 during each of the two fiscal periods subsequent to the computation of the first third. Failing to comply with this requirement will result in the forfeiture of the benefit.
As of December 31, 2022, the Company, through its subsidiary Vista Argentina, applied the option mentioned above.
33.2 Tax for an inclusive and solidary Argentina (“PAIS Tax”)
Law No. 27,541 introduced a tax that is levied on the acquisition of foreign currency for 5 (five) tax years at a 30% rate.
This tax may not be used as payment towards any other tax and is levied on the following cases: (i) purchase of bills and foreign currency for hoarding purposes; (ii) change in currency to pay the acquisitions of assets or services and contracts for works made abroad irrespective of the method of payment used; (iii) acquisition of services abroad purchased from travel and tourism agencies in Argentina; or (iv) acquisition of passenger transportation services to be used abroad.
33.3 Export duties
Law No. 27,541 set forth a maximum 8% rate for export duties on hydrocarbons and mining activities.
B-
Mexico
33.4 Income tax
On October 31, 2019, the Mexican government approved the 2020 tax reform, which becomes effective as from January 1, 2020. This reform includes the following:
(i) It limited the deductibility of net interest for the year, equal to the amount resulting from multiplying the taxpayer’s adjusted taxable profit by 30%. There is an exception with a cap of 20 million Mexican pesos for deductible interest at the group level in Mexico.
(ii) It amended the Mexican Tax Code (“CFF” by Spanish acronym) to add new circumstances by virtue of which partners, shareholders, directors, managers or any other person in charge of a company’s management are considered joint and severally liable. These new circumstances apply when operating with black listed companies or individuals that issue electronic invoices considered inexistent transactions due to the lack of assets, personnel, infrastructure or material capacity; or when the taxpayer is not included in the Mexican Taxpayer Registry (“RFC” by Spanish acronym) or when the tax domicile is changed without filing the related notice with tax authorities in a timely manner.
The 2020 tax reform includes the requirement to disclose “reportable schemes” by tax advisors or taxpayers. These schemes are defined as those that generate, or may generate, a tax benefit and include: (i) restructurings; (ii) transmission of NOLs; (iii) transfer of depreciated assets that may also be depreciated by the acquirer; (iv) the use of NOLs about to become statute-barred; and (v) abuse in the application of tax treaties with foreign residents, among others.
This reform also proposes that tax evasion be considered an organized crime with the related criminal penalties.
The Company’s Management concluded that this reform had no major effects on the financial information as of December 31, 2022, and 2021.